Shareholder Report, Line Graph (Details) 194700_Overlay Shares Foreign Equity ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Sep. 30, 2019	Aug. 31, 2026
Overlay Shares Foreign Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Overlay Shares Foreign Equity ETF NAV
Accumulated Value	$ 14,667	$ 12,824	$ 10,586	$ 9,506	$ 11,978	$ 9,997	$ 10,000	$ 18,595
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	$ 16,201	$ 14,036	$ 11,874	$ 10,612	$ 13,186	$ 10,560	$ 10,000	$ 20,632